SCHEDULE OF MATURITIES LEASE LIABILITIES UNDER OPERATING LEASES (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Remainder of fiscal year	$ 147
Year 1	552	$ 572
Year 2	447	528
Year 3	157	403
Year 4		156
Total future lease payments	1,303	1,659
Less imputed interest	(234)	(333)
Total lease liability balance	$ 1,069	$ 1,326	$ 263